Document and Entity Information	Jun. 01, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2022
Entity File Number	001-40349
Entity Registrant Name	DoubleVerify Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2714562
Entity Address, Address Line One	160 Varick Street, Suite 03-120
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	212
Local Phone Number	631-2111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	DV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819928
Amendment Flag	false